Derivative Instruments and Hedging Activities (Details) - Schedule of Trading Gains (Losses) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	$ (37,915)	$ (164,882)	$ 518,499
Future [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	(37,915)	(164,882)	518,499
Future [Member] | Agriculture Derivative [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	140,538	(177,298)	(42,004)
Future [Member] | Foreign Exchange Contract [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	(117,250)	(480,313)	790,640
Future [Member] | Energy Related Derivative [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	(165,154)	687,431	126,535
Future [Member] | Credit Risk Contract [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	(59,458)	(226,266)	(566,210)
Future [Member] | Interest Rate Contract [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	297,195	16,128	188,370
Future [Member] | Metal Derivatives [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Trading gain (loss)	$ (133,786)	$ 15,436	$ 21,168